Balance Sheet Items	3 Months Ended
Mar. 31, 2012
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Items
Balance Sheet Items
Details of our significant balance sheet line items consisted of the following:

Other receivables and current assets	March 31,	December 31,
	2012	2011
	(in thousands)
Notes receivable (1)	$27,793	$29,488
Government grant receivables	5,557	5,258
Other receivables and current assets	22,677	14,980
Total other receivables and current assets	$56,027	$49,726

(1) Notes receivable consists of post dated checks that are deemed to be legally enforceable short-term promissory notes under applicable law and have therefore been reclassified from trade receivables.

Property and Equipment	March 31,	December 31,
	2012	2011
	(in thousands)
Buildings and fixtures	$6,966	$1,903
Computer and telecommunication hardware	7,552	6,853
Office equipment	2,788	2,544
Total cost	17,306	11,300
Less: accumulated depreciation	(5,981)	(5,378)
Property and equipment, net	$11,325	$5,922

Depreciation expense was $471 and $283 during the three months ended March 31, 2012 and 2011, respectively.

Accrued Liabilities	March 31,	December 31,
	2012	2011
	(in thousands)
Professional fees	1,340	703
Employee related accruals	9,258	5,232
Accrued third-party costs	50,059	35,135
Other	8,695	8,551
Total accrued liabilities	$69,352	$49,621